Pension and Other Postretirement Benefit Plans 6 (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Apr. 29, 2012	Apr. 28, 2013	Apr. 27, 2011
Defined Benefit Plan Disclosure [Line Items]
Equity securities	100.00%	100.00%	100.00%
Equity securities, target allocation	100.00%	100.00%
Fair value of plan assets	$ 3,654,688	$ 3,140,834	$ 3,379,143
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	872,537	1,056,416	1,121,168
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,474,036	1,857,698	1,989,858
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	308,115	226,720	268,117	140,744
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	53.00%	61.00%	62.00%
Equity securities, target allocation	58.00%	59.00%
Fair value of plan assets	624,154	822,184	882,081
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	624,154	822,184	882,081
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	0
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	26.00%	31.00%	29.00%
Equity securities, target allocation	33.00%	32.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	8.00%	7.00%	8.00%
Equity securities, target allocation	8.00%	8.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	13.00%	1.00%	1.00%
Equity securities, target allocation	1.00%	1.00%
Fair value of plan assets	478,103	29,310	20,151
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77,761	10,335	6,787
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	400,342	18,975	13,364
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	0
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,313,307	1,091,610	1,239,834
Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126,001	147,865	182,723
Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,187,306	943,745	1,057,111
Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	0
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	942,244	981,496	980,296
Fixed Income Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44,621	76,032	49,577
Fixed Income Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	886,388	894,978	919,383
Fixed Income Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,235	10,486	11,336	9,649
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	296,880	216,234	256,781
Other Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	0
Other Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	0
Other Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 296,880	$ 216,234	$ 256,781	$ 131,095